Comparative Figures (Details) - Schedule of groupings of property, plant and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Cost:
Cost at beginning	$ 455,820,960	$ 455,820,960		$ 206,106,586
Additions during the year	7,726,643	12,315,483	$ 67,911,792	71,618,332
Cost at ending		468,136,443	455,820,960	277,724,918
Accumulated Depreciation:
Accumulated Depreciation at beginning:	28,554,047	28,554,047
Charge for the year	6,735,923	13,541,757	7,948,404	6,018,858
Accumulated Depreciation at ending		42,095,804	28,554,047	14,496,330
Net Carrying Value:
Net Carrying Value as at December 31, 2022		426,040,639
Net Carrying Value as at December 31, 2021			427,266,913
Buildings [Member]
Cost:
Cost at beginning	28,037,886	28,037,886		28,037,886
Additions during the year		2,775,806
Cost at ending		30,813,692	28,037,886	28,037,886
Accumulated Depreciation:
Accumulated Depreciation at beginning:	4,615,111	4,615,111
Charge for the year		1,214,042		1,121,515
Accumulated Depreciation at ending		5,829,153	4,615,111	2,372,081
Net Carrying Value:
Net Carrying Value as at December 31, 2022		24,984,539
Net Carrying Value as at December 31, 2021			23,422,775
Installations [Member]
Cost:
Cost at beginning	179,268,276	179,268,276		65,868,246
Additions during the year		99,130		9,883
Cost at ending		179,367,406	179,268,276	65,878,129
Accumulated Depreciation:
Accumulated Depreciation at beginning:	12,287,155	12,287,155
Charge for the year	3,752,486	7,558,769	3,518,868	2,829,671
Accumulated Depreciation at ending		19,845,924	12,287,155	5,978,336
Net Carrying Value:
Net Carrying Value as at December 31, 2022		159,521,482
Net Carrying Value as at December 31, 2021			166,981,121
Other Equipments [Member]
Cost:
Cost at beginning	307,695	307,695		213,843
Additions during the year		915,994		4,984
Cost at ending		1,223,689	307,695	218,827
Accumulated Depreciation:
Accumulated Depreciation at beginning:	186,399	186,399
Charge for the year		185,055		43,237
Accumulated Depreciation at ending		371,454	186,399	79,673
Net Carrying Value:
Net Carrying Value as at December 31, 2022		852,235
Net Carrying Value as at December 31, 2021			121,296
Tanks [Member]
Cost:
Cost at beginning	154,532,494	154,532,494		76,100,795
Additions during the year
Cost at ending		154,532,494	154,532,494	76,100,795
Accumulated Depreciation:
Accumulated Depreciation at beginning:	6,697,282	6,697,282
Charge for the year	1,577,334	3,148,604	1,816,490	1,565,419
Accumulated Depreciation at ending		9,845,886	6,697,282	3,312,144
Net Carrying Value:
Net Carrying Value as at December 31, 2022		144,686,608
Net Carrying Value as at December 31, 2021			147,835,212
Capital Work in Progress [Member]
Cost:
Cost at beginning	8,685,182	8,685,182		8,344,847
Additions during the year	4,174,276	8,524,553	66,784,024	71,603,465
Cost at ending		17,209,735	8,685,182	79,948,312
Accumulated Depreciation:
Accumulated Depreciation at beginning:
Charge for the year
Accumulated Depreciation at ending
Net Carrying Value:
Net Carrying Value as at December 31, 2022		17,209,735
Net Carrying Value as at December 31, 2021			8,685,182
Right of use Assets [Member]
Cost:
Cost at beginning	84,989,427	84,989,427
Additions during the year
Cost at ending		84,989,427	84,989,427
Accumulated Depreciation:
Accumulated Depreciation at beginning:	4,768,100	4,768,100
Charge for the year	$ 717,644	1,435,287
Accumulated Depreciation at ending		6,203,387	4,768,100
Net Carrying Value:
Net Carrying Value as at December 31, 2022		$ 78,786,040
Net Carrying Value as at December 31, 2021			$ 80,221,327